Benefit Plans - Estimated Future Pension Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 5,732
2014	5,943
2015	6,047
2016	6,597
2017	6,845
2018-2022	42,387
Total	$ 73,551